Chapter 11 proceedings and fresh start accounting - Schedule of Reorganization Items (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Fresh-Start Adjustment [Line Items]
Advisory and professional fees	$ 0		$ 0
Interest income on surplus cash invested	0		0
Total reorganization items	$ 0		$ 0
Predecessor
Fresh-Start Adjustment [Line Items]
Advisory and professional fees		$ (40)		$ (115)
Interest income on surplus cash invested		5		6
Total reorganization items		$ (35)		$ (109)